General and administrative ("G&A") expenses	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
General and administrative ("G&A") expenses [Text Block]

22. General and administrative ("G&A") expenses

The following is a summary of G&A expenses incurred during the years ended December 31, 2025 and 2024. G&A expenses of the AGM in the comparative period were consolidated by the Company from March 4, 2024 onwards.

	Year ended December 31,
	2025	2024
	$	$
Wages, benefits and consulting	(9,064)	(8,004)
Office, rent and administration	(1,583)	(1,431)
Professional and legal	(1,256)	(1,325)
Share‐based compensation (note 17 (e))	(10,306)	(6,874)
Travel, marketing, investor relations and regulatory	(1,417)	(944)
Withholding taxes	(1,519)	(1,310)
Depreciation	(119)	(134)
Total G&A expense	(25,264)	(20,022)